UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                FORM 13F

                          FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement
                                     [ ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:   Greenleaf Capital Management
             803 Tower East
             20600 Chagrin Blvd.
             Shaker Heights, OH 44122

13-F File Number:

The institutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Geofrey J. Greenleaf
Title:  Chairman and President
Phone:  (216) 752-8900
Signature, Place, and Date of Signing:

      Geofrey J. Greenleaf   Shaker Heights, OH    June 30, 1999


Report Type (Check only one.):

[X]          13F HOLDINGS REPORT.

[ ]          13F NOTICE.

[ ]          13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.



                          FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    118

Form 13F Information Table Value Total:    $138,504


List of Other Included Managers:

No.  13F File Number      Name




           Item 6:                               Item 8:
          Item 1:               Item 2:      Item 3:    Item 4:   Item 5:
           Investment Discr Item 7:
             Voting Authority
        Name of Issuer      Title of Class    CUSIP   Fair Market Shares or
       (b) Shared-
Managers            (Shares)
                                               Number    Value    Principal
(a) Sole  As Defined (c) ShareSee Instr
(a) Sol (b) Shar(c) None
                                                                   Amount
        in Instr.       Other
Abbott Laboratories        Common           002824100    2,804.6    61,809
61,809
                61,809
AER Energy Resources       Common           000944108       13.0    59,163
59,163
                  59,163
Alltel                     Common           020039103      282.1     3,946
3,946
    3,946
American Bankers Ins. GroupCommon           024456105    1,018.0    18,701
18,701
                      18,701
American Home Prod         Common           026609107      838.8    14,620
14,620
                  14,620
American Int'l Group       Common           026874107    1,630.6    13,907
13,907
                13,907
Amgen Inc.                 Common           031162100    2,458.3    40,383
40,383
            40,383
Applied Digital Access Inc.Common           038181103      108.0    24,000
24,000
                  24,000
Asyst Technologies         Common           04648X107    1,220.0    40,750
40,750
                40,750
Automatic Data Processing  Common           053015103      357.8     8,132
8,132
                   8,132
Avery Dennison             Common           053611109    1,943.5    32,190
32,190
              32,190
BB&T Corp                  Common           054937107    2,340.4    63,793
63,793
              63,793
Becton Dickinson & Co.     Common           075887109    1,735.2    57,840
57,840
                   57,840
BJ Wholesale Club          Common           05548J106    1,942.0    64,600
64,600
               64,600
BMC Software Inc.          Common           055921100    2,420.6    44,825
44,825
                 44,825
Boston Scientific Corp.    Common           101137107    3,245.0    73,855
73,855
                 73,855
BP Amoco PLC               Common           055622104      413.1     3,807
3,807
               3,807
Bristol-Meyers Squibb      Common           110122108      447.7     6,356
6,356
               6,356
Cedar Fair                 Dep. Unit        150185106    3,716.1   149,016
149,016
         149,016
Ceridian Corp              Common           15677T106      506.7    15,500
15,500
            15,500
Chart Industries Ind.      Common           16115Q100       94.3    11,970
11,970
             11,970
Cintas                     Common           172908105      496.5     7,390
7,390
      7,390
Cisco Systems              Common           17275R102    6,473.8   100,466
100,466
              100,466
Clarify Inc.               Common           180492100    1,241.7    30,101
30,101
         30,101
Cleveland-Cliffs Inc.      Common           185896107      367.4    11,349
11,349
             11,349
Credence Systems           Common           225302108      378.7    10,200
10,200
               10,200
Dal-Tile Int'l Inc.        Common           23426R108    2,330.7   204,900
204,900
            204,900
Datawatch Corp.            Common           237917109       60.0    40,000
40,000
             40,000
Dayton Hudson Corp.        Common           239753106      261.3     4,020
4,020
                 4,020
DeVry Inc.                 Common           251893103    1,188.1    53,100
53,100
           53,100
Disney (Walt)              Common           254687106    1,974.9    64,093
64,093
            64,093
Dover Corp.                Common           260003108    1,636.8    46,765
46,765
            46,765
Dow Chemical               Common           260543103      967.7     7,628
7,628
             7,628
Duke Realty Investments IncCommon           264411505    1,265.8    56,100
56,100
                     56,100
Electro Scientific Ind.    Common           285229100      764.6    18,300
18,300
             18,300
Expeditors Int'l Wash.     Common           302130109    2,685.5    98,550
98,550
                98,550
Exxon                      Common           302290101    2,560.9    33,205
33,205
         33,205
Federal Nat'l Mort. Assoc. Common           313586109      230.7     3,380
3,380
                 3,380
Fifth Third Bancorp        Common           316773100      303.2     4,555
4,555
             4,555
First Union Real Est       Sh.Ben.Int.      337400105      193.7    43,049
43,049
            43,049
Fleet Finl Group Inc.      Common           338915101      955.9    21,542
21,542
              21,542
General Electric           Common           369604103    1,739.4     1,546
1,546
            1,546
Genzyme                    Common           372917104    1,350.2    27,840
27,840
           27,840
Gilead Sciences Inc.       Common           375558103      388.2     7,430
7,430
             7,430
Gillette Company           Common           375766102    1,836.8    44,800
44,800
               44,800
GTE Corp.                  Common           362320103    1,159.9    15,363
15,363
            15,363
Harmonic Lightwaves        Common           413160102    1,196.1    20,825
20,825
                  20,825
Henry (Jack) & Assoc., Inc.Common           426281101    1,406.7    35,840
35,840
                    35,840
Hewlett Packard            Common           428236103    2,786.4    27,725
27,725
              27,725
Home Depot                 Common           437076102      754.1    11,703
11,703
             11,703
Huntington Bancshares      Common           446150104      447.1    12,775
12,775
                 12,775
IBM                        Common           459200101      331.9     2,568
2,568
      2,568
Illinois Tool Works        Common           452308109    2,995.9    36,647
36,647
               36,647
Intel                      Common           458140100    4,376.5    73,554
73,554
      73,554
Interpublic Group COS Inc. Common           460690100      516.5     5,962
5,962
                   5,962
John Hancock Bk & Thrift   Sh.Ben.Int       409735107    1,390.9   146,412
146,412
                    146,412
Johnson & Johnson          Common           478160104      294.0     3,000
3,000
               3,000
Jones Pharma Inc.          Common           480236108      354.4     9,000
9,000
             9,000
Keane, Inc.                Common           486665102    1,116.5    49,350
49,350
          49,350
KeyCorp                    Common           493267108      569.0    17,712
17,712
          17,712
Kinberly-Clark             Common           494368103      251.3     4,409
4,409
           4,409
Landec Corp.               Common           514766104       97.5    26,000
26,000
           26,000
Lands End Inc.             Common           515086106    1,365.5    28,375
28,375
             28,375
Leggett & Platt            Common           524660107      356.6    12,820
12,820
            12,820
LG&E Energy Corp.          Common           501917108      449.0    21,381
21,381
                  21,381
Matria Healthcare Inc.     Common           576817100    1,100.6   151,800
151,800
                 151,800
Matrix Pharmaceutical      Common           576844104      271.8    65,900
65,900
                65,900
Mattel Inc.                Common            577081102   1,736.7    66,476
66,476
          66,476
McDonalds's Corp           Common           580135101    1,795.8    43,666
43,666
                43,666
Medtronic, Inc.            Common           585055106      262.7     3,373
3,373
           3,373
Merck                      Common           589331107    1,177.1    15,988
15,988
         15,988
MFS Multimarket Income TrusSh.Ben.Int        552737108     350.4    54,433
54,433
                      54,433
MGIC Invt Corp             Common           552848103    1,502.5    30,900
30,900
                30,900
Microsoft                  Common           594918104    3,040.6    33,714
33,714
          33,714
Morgan Stanley Emerg Mkts FCommon           61744G107      593.7    50,800
50,800
                        50,800
Minnesota Mining & Mfg.    Common            604059105     259.2     2,982
2,982
                   2,982
Mobil Corp.                Common           607059102      352.3     3,568
3,568
          3,568
Morton Industrial Group, InCommon           619328107      292.6    42,556
42,556
                   42,556
National City              Common           635405103      456.1     6,964
6,964
         6,964
Neogen                     Common           640491106    1,077.4   169,000
169,000
          169,000
Netrix Corp.               Common           641148101      135.4    38,000
38,000
          38,000
Newell Rubbermaid Inc.     Common           651229106      333.9     7,200
7,200
                 7,200
Nisource Inc. (NIPSCO)     Common           65473P105      729.9    28,276
28,276
                   28,276
Nortel Networks Corp.      Common           656569100    3,286.9    37,862
37,862
                  37,862
Novamed, Inc.              Common           66986S107       40.0    20,000
20,000
            20,000
NUMED Home Health Care Inc.Common           67052T201        5.3    23,110
23,110
                         23,110
Omnicom Group Inc.         Common           681919106    1,480.0    23,110
23,110
                  23,110
Oppenheimer Multi-Sector InSh.Ben.Int       683933105      124.3    14,200
14,200
                   14,200
Parametric Technology Corp Common           699173100    2,125.7   153,200
153,200
                       153,200
PepsiCo Inc.               Common           713448108    2,931.6    75,776
75,776
           75,776
PetsMart Inc.              Common           716768106      315.7    30,800
30,800
           30,800
Pitney Bowes               Common           724479100      523.6     8,150
8,150
           8,150
Power Integrations, Inc.   Common           741477103      829.0    11,337
11,337
                11,337
Procter & Gamble           Common           742718109    2,210.1    24,763
24,763
                24,763
Providian Financial Corp.  Common           74406A102      489.6     5,250
5,250
                 5,250
Qwest Com Intl Inc         Common           749121109    2,181.5        66
   66
              66
R & B Falcon Corp.         Common           74912E101      200.0    21,330
21,330
                21,330
Rental Services Corp.      Common           76009V102      603.3    21,075
21,075
                21,075
Royal Dutch Petroleum      Common           780257804    2,731.9    45,342
45,342
                   45,342
SBC Communications         Common           78387G103      337.2     5,814
5,814
                   5,814
SCI Systems Inc.           Common           783890106      262.9     5,550
5,550
            5,550
Schering Plough            Common           806605101    2,088.5    39,780
39,780
              39,780
Schlumberger Ltd.          Common           806857108      286.6     4,500
4,500
             4,500
Schwab (Charles)           Common           808513105      245.1     2,248
2,248
             2,248
Sky Financial Group, Inc.  Common           83080P103      427.1    15,675
15,675
                 15,675
Sovereign Bancorp          Common           845905108    1,792.1   147,800
147,800
                 147,800
Stericycle Inc.            Common           858912108      717.1    52,875
52,875
          52,875
Steris Corp.               Common           859152100    3,390.6   175,000
175,000
           175,000
Thermo Electron Corp       Common           883556102      285.3    14,220
14,220
                  14,220
TRO Learning Inc.          Common           87263r109      324.6    53,000
53,000
              53,000
TRW                        Common           872649108      675.3    12,306
12,306
        12,306
Templeton Global Inc.Fund  Common           880198106      749.1   114,156
114,156
                     114,156
Ventana Medical Systems    Common           92276H106      816.6    42,700
42,700
                    42,700
Vitesse Semiconductor Corp.Common           928497106    1,946.6    28,865
28,865
                      28,865
Walgreen                   Common           931422109      446.5    15,200
15,200
         15,200
Warner-Lambert             Common           934488107    1,166.0    16,868
16,868
               16,868
Watson Pharmaceuticals Inc Common           942683103    2,031.5    57,940
57,940
                     57,940
Wells Fargo Company        Common            949740104   1,564.0    36,584
36,584
                   36,584


13F REPORT  2ND Q 1999                      GRAND TOTAL 138,503.9
